Cover	Jul. 08, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 08, 2022
Entity File Number	001-40793
Entity Registrant Name	Aesther Healthcare Acquisition Corp.
Entity Central Index Key	0001869974
Entity Tax Identification Number	87-1309280
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	515 Madison Avenue
Entity Address, Address Line Two	Suite 8078
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(646)
Local Phone Number	908-2658
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of
Title of 12(b) Security	Units, each consisting of one share of
Trading Symbol	AEHAU
Security Exchange Name	NASDAQ
Class A common stock, par value
Title of 12(b) Security	Class A common stock, par value
Trading Symbol	AEHA
Warrants, each exercisable for one
Title of 12(b) Security	Warrants, each exercisable for one
Trading Symbol	AEHAW